ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of analysis of other comprehensive income by item [text block] [Abstract]
Schedule of Accumulated Other Comprehensive loss
	March 31, 2022	March 31, 2021
Change in fair value on equity investments designated as FVTOCI	$23,043	$22,328
Share of other comprehensive loss in associate	494	589
Currency translation adjustment	(21,584)	(10,367)
Balance, end of the year	$1,953	$12,550